united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015
Shares		Value

	COMMON STOCK - 38.08%
	AIRLINES - 0.57%
344	Ryanair Holdings PLC - ADR	$ 25,095

	AEROSPACE/DEFENSE - 0.61%
348	Safran SA	27,145

	AGRICULTURE - 1.10%
594	Archer-Daniels-Midland Co.	26,724
299	Bunge LTD	21,663
		48,387
	BUILDING MATERIALS - 1.51%
206	Martin Marietta Materials, Inc.	34,567
345	Vulcan Materials Co.	32,299
		66,866
	CHEMICALS - 4.89%
335	Albemarle Corp.	15,145
631	CF Industries Holdings, Inc.	36,207
290	Dow Chemical Co.	12,690
615	K+S AG	22,969
364	LANXESS AG	18,475
148	LyondellBasell Industries NV	12,636
1,045	Potash Corp. of Saskatchewan, Inc.	27,170
132	Syngenta AG	45,724
617	The Mosaic Co.	25,192
		216,208
	COAL - 0.06%
100	Alliance Resource Partners LP	2,558

	FOOD - 0.20%
4,300	Wilmar International LTD	8,686

	GAS - 0.72%
100	Amerigas Partners LP	4,484
513	Western Gas Equity Partners LP	27,240
		31,724
	HOLDING COMPANIES - DIVERSIFIED - 0.20%
4,500	Alfa, S.A.B.	8,957

	IRON/STEEL - 0.69%
709	Nucor Corp.	30,693

	MINING - 3.46%
2,096	Alcoa, Inc.	19,807
2,585	BHP Billiton LTD	46,136
706	Boliden AB	11,643
1,269	First Quantum Minerals LTD	6,532
346	Franco-Nevada Corp.	14,842
1,334	Newcrest Mining LTD *	10,590
738	Newmont Mining Corp.	12,598

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015 (Continued)
Shares		Value

	MINING (Continued) - 3.46%
507	Rio Tinto LTD	$ 18,072
1,000	Sumitomo Metal Mining Co., LTD	12,716
		152,936
	OIL & GAS - 5.09%
325	Anadarko Petroleum Corp.	23,264
100	Antero Midstream Partners LP	2,316
770	Cabot Oil & Gas Corp.	18,226
100	Calumet Specialty Products Partners LP	2,591
268	EOG Resources, Inc.	20,987
952	EQT GP Holdings LP *	30,959
2,599	Galp Energia SGPS SA	27,363
400	Linn Energy LLC	1,404
100	Memorial Production Partners LP	769
173	Occidental Petroleum Corp.	12,631
335	Phillips 66	26,488
9,832	Saras S.p.A. *	24,962
100	Seadrill Partners LLC	1,190
100	Suburban Propane Partners LP	3,740
100	Summit Midstream Partners LP	2,204
434	Valero Energy Corp.	25,753
		224,847
	OIL & GAS SERVICES - 2.50%
2,047	Basic Energy Services, Inc. *	10,665
100	Exterran Partners LP	2,174
439	Halliburton Co.	17,275
221	Schlumberger LTD	17,099
1,003	Superior Energy Services, Inc.	15,958
321	Targa Resources Corp.	21,205
1,011	Western Refining Logistics LP	26,225
		110,601
	PIPELINES - 16.18%
200	Buckeye Partners LP	14,084
522	Columbia Pipeline Group, Inc.	13,238
599	Columbia Pipeline Partners LP	11,878
650	Crestwood Midstream Partners LP	5,077
200	DCP Midstream Partners LP	5,640
878	Dominion Midstream Partners LP *	32,170
100	Enable Midstream Partners LP	1,552
400	Enbridge Energy Partners LP	11,312
1,120	Energy Transfer Equity LP	31,416
1,235	Energy Transfer Partners LP	60,688
951	EnLink Midstream LLC	22,691
200	EnLink Midstream Partners LP	3,526
2,200	Enterprise Products Partners LP	61,842
100	EQT Midstream Partners LP	7,780
200	Genesis Energy LP	8,732
100	Holly Energy Partners LP	3,458
400	Magellan Midstream Partners LP	28,228
300	MarkWest Energy Partners LP	16,911

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015 (Continued)
Shares		Value

	PIPELINES (Continued) - 16.18%
437	MPLX LP	$ 21,684
956	NGL Energy Partners LP	23,040
100	NuStar Energy LP	5,218
300	ONEOK Partners LP	9,705
1,249	PBF Logistics, LP	25,917
442	Phillips 66 Partners LP	27,581
1,100	Plains All American Pipeline LP	39,666
1,101	Plains GP Holdings LP	21,569
398	SemGroup Corp.	21,890
890	Shell Midstream Partners LP	35,217
100	Spectra Energy Partners LP	5,094
300	Sunoco Logistics Partners LP	10,149
1,002	Tallgrass Energy GP LP	28,657
100	Tallgrass Energy Partners LP	4,728
655	Targa Resources Partners LP	19,781
100	TC PipeLines LP	5,398
657	Tesoro Logistics LP	34,696
250	Western Gas Partners LP	14,708
80	Williams Cos., Inc.	3,855
400	Williams Partners LP	15,940
		714,716
	RETAIL - 0.05%
100	Ferrellgas Partners LP	2,241

	TRANSPORTATION - 0.25%
200	Capital Product Partners LP	1,416
100	Golar LNG Partners LP	1,977
100	Martin Midstream Partners LP	2,679
100	Teekay LNG Partners LP	2,659
100	Teekay Offshore Partners LP	1,770
		10,501

	TOTAL COMMON STOCK	1,682,161
	(Cost - $1,963,381)

	EXCHANGE TRADED FUND - 41.49%
	DEBT FUND - 41.49%
78,400	PowerShares Senior Loan Portfolio	1,832,992
	TOTAL EXCHANGE TRADED FUND
	(Cost - $1,913,229)

	SHORT-TERM INVESTMENT - 14.39%
	MONEY MARKET FUND - 14.39%
591,002	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% + ^ * *	591,002
44,688	BlackRock Liquidity Treasury #60, 0.01% +	44,688
	TOTAL SHORT-TERM INVESTMENT	635,690
	(Cost - $635,690)

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015 (Continued)
Shares	Value

TOTAL INVESTMENTS - 93.96% (Cost - $4,512,300) (a)	$ 4,150,843
OTHER ASSETS LESS LIABILITIES - 6.04%	266,998
TOTAL NET ASSETS - 100.00%	$ 4,417,841

* Non-Income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2015.
^ Part or all of this security is a holding in North Peak Asset Management Fund Limited.
** Part or all of this security is a holding in North Peak Asset Management Fund Limited II.
ADR - American Depositary Receipt
LP - Limited Partnership
LTD - Limited Company
PLC - Public Limited Company

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,493,756 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:	$ 107,363
Unrealized depreciation:	(450,276)
Net unrealized depreciation:	$ (342,913)

		Unrealized
		Appreciation/
		(Depreciation)
Contracts	OPEN FUTURES CONTRACTS LONG - (0.59) % ^
6	Cocoa December 2015	480
	(Underlying face Amount at Value $185,940)
4	Cotton December 2015	(4,320)
	(Underlying face Amount at Value $126,000)
3	Feeder Cattle October 2015	(14,325)
	(Underlying face Amount at Value $296,813)
4	Live Cattle October 2015	(6,260)
	(Underlying face Amount at Value $229,120)
2	Soybean Future November 2015	(9,625)
	(Underlying face Amount at Value $88,750)
5	Soybean Meal December 2015	7,900
	(Underlying face Amount at Value $155,650)
	TOTAL OPEN FUTURES CONTRACTS LONG	(26,150)

	OPEN FUTURES CONTRACTS SHORT - 2.00% ^
2	Brent Crude Future December 2015	39,590
	(Underlying face Amount at Value $111,600)
3	Coffee December 2015	11,194
	(Underlying face Amount at Value $139,838)
2	Crude Oil Future December 2015	2,780
	(Underlying face Amount at Value $101,540)
2	Gas Oil Future December 2015	21,100
	(Underlying face Amount at Value $99,050)
5	Natural Gas Future October 2015	2,200
	(Underlying face Amount at Value $134,450)
1	NY Harbor ULSD Futures December 2015	(17)
	(Underlying face Amount at Value $72,887)

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015 (Continued)
		Unrealized
		Appreciation/
Contracts		(Depreciation)

	OPEN FUTURES CONTRACTS SHORT (Continued) - 2.00% ^
6	Platinum Future October 2015	$ (8,100)
	(Underlying face Amount at Value $303,150)
14	World Sugar #11 October 2015	19,533
	(Underlying face Amount at Value $167,619)
	TOTAL OPEN FUTURES CONTRACTS SHORT	88,280

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURE CONTRACTS	62,130

^ Part or all of this security is a holding in North Peak Asset Management Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015 (Continued)

“significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2015 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,682,161	$ -	$ -	$ 1,682,161
Exchange Traded Fund	1,832,992	-	-	1,832,992
Short-term Investment	635,690	-	-	635,690
Total	$ 4,150,843			4,150,843
Derivatives:
Futures	$ 62,130	$ -	$ -	$ 62,130
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015 (Continued)

North Peak Asset Management Fund Limited (NPAMFL) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, NPAMFL, incorporated under the laws of the Cayman Islands. NPAMFL acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of NPAMFL. All intercompany balances and transactions have been eliminated in consolidation.

For tax purposes, NPAMFL is an exempted Cayman investment company. NPAMFL has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, NPAMFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, NPAMFL's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

North Peak Asset Management Fund Limited II (NPAMFL II) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, NPAMFL II, incorporated under the laws of the Cayman Islands. NPAMFL II acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of NPAMFL II. All intercompany balances and transactions have been eliminated in consolidation.

For tax purposes, NPAMFL II is an exempted Cayman investment company. NPAMFL II has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, NPAMFL II is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, NPAMFL II's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

A summary of the Fund’s investments in NPAMFL and NPAMFL II is as follows:

	Inception Date of CFC	CFC Net Assets at August 31, 2015	% of Fund Net Assets at August 31, 2015

NPAMFL	4/15/2014	$327,995	7.42%
NPAMFL II	3/18/2013	$100	0% *
* Less than 0.01%

Exchange Traded Funds –The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the PowerShares Senior Loan Portfolio ("PowerShares"). The Fund may redeem its investment from PowerShares at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of PowerShares. The financial statements of PowerShares, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2015 the percentage of the Fund’s net assets invested in PowerShares was 41.49%.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015 (Continued)

Futures Contracts – The Fund is subject to commodity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risk Exposure Category	Unrealized Gain
Commodity	$ 62,130

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/23/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/23/15

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/23/15